Balance sheet information - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill	$ 52,135	$ 49,800
Operating Segments | Bio Ventus LLC
Goodwill [Line Items]
Goodwill		49,800	$ 49,800
U.S. Segment [Member] | Operating Segments | Bio Ventus LLC
Goodwill [Line Items]
Goodwill		41,040	41,040
International Segment | Operating Segments | Bio Ventus LLC
Goodwill [Line Items]
Goodwill		$ 8,760	$ 8,760